Financial instruments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]
The carrying value and fair value of financial instruments by each category as of March 31, 2025 were as follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	6,757,826	-	-	6,757,826	6,757,826
Other assets	10	2,393,363	-	-	2,393,363	2,393,363
Trade receivables	13	10,892,452	-	-	10,892,452	10,892,452
Other receivables	13	316,403	-	-	316,403	316,403
Other investments	15	403,872	-	825,936	1,229,808	1,229,808
Liabilities
Bank overdraft	8	326,327	-	-	326,327	326,327
Lease liabilities	7	3,810,238	-	-	3,810,238	3,810,238
Other liabilities	18	15,832	-	-	15,832	15,832
Borrowings from banks	19	23,424,521	-	-	24,324,521	24,324,521
Borrowings from others	19	3,189,675	-	-	3,189,675	3,189,675
Trade and other payables	20	14,326,158	-	-	14,326,158	14,326,158
Derivative financial liabilities	20	-	-	-
6% Compulsorily Convertible Debentures	19	6,259,685	-	-	6,259,685	6,259,685
8.95% Non - convertible Debentures	19	2,500,000	-	-	2,500,000	2,500,000

The carrying value and fair value of financial instruments by each category as of March 31, 2024 were as follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	5,834,634	-	-	5,834,634	5,834,634
Other assets	10	2,004,216	-	-	2,004,216	2,004,216
Trade receivables	13	10,155,223	-	-	10,155,223	10,155,223
Other receivables	13	157,779	-	-	157,779	157,779
Other investments	15	393,453	-	810,409	1,203,862	1,203,862
Liabilities
Bank overdraft	8	486,888	-	-	486,888	486,888
Lease liabilities	7	3,042,839	-	-	3,042,839	3,042,839
Other liabilities	18	17,945	-	-	17,945	17,945
Borrowings from banks	19	18,794,380	-	-	18,794,380	18,794,380
Borrowings from others	19	3,564,494	-	-	3,564,494	3,564,494
Trade and other payables	20	11,934,100	-	-	11,934,100	11,934,100
Derivative financial liabilities	20	-	-	-
Other financial liabilities		1,612,496	-	-	1,612,496	1,612,496
6% Compulsorily Convertible Debentures	19	7,156,074	-	-	7,156,074	7,156,074
6% Non - Cumulative Compulsorily Convertible Preference Shares	19	500,000	-	-	500,000	500,000

Disclosure of financial assets [text block]
The carrying amount of financial assets as at March 31, 2025 and 2024 that the Group has provided as collateral for obtaining borrowings and other facilities from its bankers are as follows:

	As of
	March 31, 2025	March 31, 2024
Cash and cash equivalents	2,109,981	1,667,849
Trade receivables	3,376,784	3,203,345
	5,486,765	4,871,194

Disclosure of effect of changes in foreign exchange rates [text block]	The following table gives details in respect of the notional amount of outstanding foreign exchange contracts as at March 31, 2025 and 2024.

As of
	March 31, 2025	March 31, 2024
Forward contracts
In U.S. Dollars (Sell)	-	-
In U.S. Dollars (Buy)	-	-

Disclosure of maturity analysis for derivative financial liabilities [text block]
The forward exchange contracts and option contracts mature between one and twelve months. The table below summarizes the notional amounts of derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

As of
	March 31, 2025	March 31, 2024
Buy:	(US $)	(US $)
Not later than one month	-	-
Later than one month and not later than three months	-	-
Later than three months and not later than six months	-	-
Later than six months and not later than one year	-	-

Disclosure of outstanding swap contract [text block]	The swap contracts outstanding balances as on March 31, 2025 and March 31, 2024 is as follows.

Particulars	Value of the outstanding INR term loan	Value of the outstanding USD principal	Mark to Market losses/ (gain)
Tranche 1	44,100	USD 600	-
Tranche 2	66,150	USD 900	-
Total	110,250	USD 1,500	-

Particulars	Value of the outstanding INR term loan	Value of the outstanding USD principal	Mark to Market losses/ (gain)
Tranche 1	73,500	USD 1,000	-
Tranche 2	110,250	USD 1,500	-
Total	183,750	USD 2,500	-

Maturity analysis for derivative financial instruments explanatory [text block]
The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (principal) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

Particulars	As at		As at
	'March 31, 2025		'March 31, 2024
	Payable (USD)	Receivable (INR)	Payable (USD)	Receivable (INR)
Less than 1 year	1,000	73,500	1,000	73,500
One to two years	500	36,700	1,000	73,500
Two to three years	-	-	500	36,750
Three to four years	-	-	-	-
Four to five years	-	-	-	-
More than five years	-	-	-	-
Total cash flows	1,500	110,250	2,500	183,750

Disclosure of detailed information about maturity analysis of interest rate swaps [text Block]
The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (interest) of these derivative financial instruments into relevant maturity groupings based on the remaining period at the end of the year:

	As of
	March 31, 2025		March 31, 2024
	Receivable (US $)	Payable (US $)	Receivable (US $)	Payable (US $)

Less than 1 year	101	7,375	189	13,916
One to two years	*	1,237	101	7,375
Two to three years	-	-	*	1,237
Three to four years	-	-	-	-
Four to five years	-	-	-	-
More than five years	-	-	-	-
Total cash flows	101	8,612	290	22,528

*	Amount below rounding off norm adopted by the Group

Disclosure of detailed information about fair value measurement [text Block]
The details of assets and liabilities that are measured on fair value on recurring basis are given below:

	Fair value as of March 31, 2025			Fair value as of March 31, 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivative financial assets – gain on outstanding forward/options contracts	-	-	-	-	-	-
Liabilities
Derivative financial liabilities – loss on outstanding forward/options contracts	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding cross currency swaps	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding interest rate swaps	-	-	8,454	-	-	8,493

Disclosure of financial instruments at fair value through profit or loss [text block]
Interest income/ (expenses), gains/ (losses) recognized on financial assets and liabilities

Recognized in profit or loss
	Year ended
	March 31, 2025	March 31, 2024	March 31, 2023
Financial assets at amortised cost
Interest income on bank deposits	345,696	231,377	82,675
Interest income from other financial assets	43,669	29,764	55,511
Impairment loss of trade receivables	(198,414)	(265,000)	(371,890)

Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	8,454	8,493	(25,263)

Financial liabilities at amortised cost
Interest expenses on lease obligations	(295,589)	(249,964)	(191,912)
Interest expenses on borrowings from banks, others and overdrafts	(2,281,843)	(1,738,298)	(1,652,522)